UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Edmund F. Murphy III
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2015

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P 500® Index Fund
(Institutional Class, Initial Class and Class L)
Annual Report
December 31, 2015
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
Global stocks rose for the fourth year in a row, though returns were the lowest of the last four years. Investor enthusiasm for the U.S. economic recovery was offset by concerns over a sharp slowdown in China. Aggressive central bank stimulus measures continued to support markets in Europe and Japan, while the U.S. gradually stepped back from accommodative policies. Emerging markets stocks generally lagged their developed-market counterparts by a wide margin. Mergers-and-acquisitions activity reached a record high, fueled by cheap financing. Defensive stocks outpaced economically sensitive sectors. Health care and consumer staples stocks rallied, while energy and materials stocks plummeted amid falling prices for oil and other commodities. At the end of the year, the U.S. Federal Reserve raised interest rates for the first time in nearly a decade, setting the stage for tighter monetary policy in the years ahead. The U.S. dollar rose against the euro and most other currencies.
For the 12 month period ended December 31, 2015, the Great-West S&P 500® Index Fund (Initial Class shares) returned 0.75% net of fees. The S&P 500® Index finished with a gain of 1.38% for the year. Investors showed a strong preference for growth stocks in 2015 against a backdrop of falling commodity prices, mediocre GDP growth, and the long-awaited interest rate hike which finally materialized in December. The modest gain for the year was led entirely by growth stocks: the S&P 500 Growth index rose 5.52% while the S&P 500 Value index fell -3.13%. The current spread between growth over value, 8.65%, is the largest we’ve seen in six years. During the past 15 years, the only other time growth outperformed value by so wide a margin was in 2009, when growth beat value by 10.4%. Consumer discretionary had the best sector return, rising 10% on the back of price gains from Netflix and Amazon, whose shares more than doubled. The health care sector outperformed due to M&A activity. Pharmaceutical giant Pfizer purchased Ireland-based rival Allergan while health insurer Anthem agreed in July to acquire Cigna. Energy and materials both lagged due to the weakness in commodity prices.
The views and opinions in this report were current as of December 31, 2015 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2015
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	N/A	N/A	-0.77%
Initial Class	0.75%	11.91%	6.67%
Class L	0.50%	N/A	12.46%
(a) Class L inception date was July 29, 2011.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2015
Sector	Percentage of Fund Investments
Consumer, Non-cyclical	24.30%
Financial	16.62
Technology	12.78
Communications	12.76
Consumer, Cyclical	10.14
Industrial	9.15
Energy	6.35
Utilities	2.86
Basic Materials	2.36
Diversified	0.03
Short Term Investments	2.65
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2015 to December 31, 2015).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/15)	(12/31/15)	(07/01/15 – 12/31/15)
Institutional Class
Actual	$1,000.00	$ 999.11	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.91	$1.32
Initial Class
Actual	$1,000.00	$ 998.40	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$3.03
Class L
Actual	$1,000.00	$ 997.06	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.34
*	Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class, 0.60% for the Initial Class and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.40%
24,084	Air Products & Chemicals Inc	$ 3,133,569
8,385	Airgas Inc	1,159,813
155,737	Alcoa Inc	1,537,124
29,913	CF Industries Holdings Inc	1,220,750
143,360	Dow Chemical Co	7,380,173
18,610	Eastman Chemical Co	1,256,361
33,277	Ecolab Inc	3,806,223
110,809	EI du Pont de Nemours & Co	7,379,879
16,336	FMC Corp	639,228
144,782	Freeport-McMoRan Copper & Gold Inc(a)	980,174
10,305	International Flavors & Fragrances Inc	1,232,890
51,572	International Paper Co	1,944,264
45,570	LyondellBasell Industries NV Class A	3,960,033
54,977	Monsanto Co	5,416,334
41,518	Mosaic Co	1,145,482
66,000	Newmont Mining Corp	1,187,340
38,919	Nucor Corp	1,568,436
33,551	PPG Industries Inc	3,315,510
36,413	Praxair Inc	3,728,691
10,233	Sherwin-Williams Co	2,656,487
		54,648,761
Communications — 12.98%
7,845	Alliance Data Systems Corp(b)	2,169,692
36,611	Alphabet Inc Class A(b)(c)	28,483,724
37,340	Alphabet Inc Class C(b)(c)	28,336,579
48,312	Amazon.com Inc(b)(c)	32,653,598
773,292	AT&T Inc(c)	26,608,978
26,148	Cablevision Systems Corp Class A	834,121
55,120	CBS Corp Class B	2,597,806
71,880	CenturyLink Inc	1,808,501
638,070	Cisco Systems Inc	17,326,791
307,629	Comcast Corp Class A	17,359,504
19,306	Discovery Communications Inc Class A(a)(b)	515,084
33,509	Discovery Communications Inc Class C(b)	845,097
137,356	eBay Inc(b)	3,774,543
14,632	Expedia Inc	1,818,758
9,599	F5 Networks Inc(b)	930,719
285,323	Facebook Inc Class A(b)(c)	29,861,905
143,914	Frontier Communications Corp(a)	672,078
48,687	Interpublic Group of Cos Inc	1,133,433
44,758	Juniper Networks Inc	1,235,321
36,726	Level 3 Communications Inc(b)	1,996,425
19,849	Motorola Solutions Inc	1,358,664
53,051	Netflix Inc(b)	6,067,973
49,777	News Corp Class A	665,021
11,429	News Corp Class B	159,549
46,080	Nielsen Holdings NV	2,147,328
31,145	Omnicom Group Inc	2,356,431
Shares		Fair Value
Communications — (continued)
6,280	Priceline Group Inc(b)	$ 8,006,686
13,226	Scripps Networks Interactive Inc Class A	730,207
84,965	Symantec Corp	1,784,265
27,803	Tegna Inc	709,533
35,280	Time Warner Cable Inc	6,547,615
101,040	Time Warner Inc	6,534,257
13,258	TripAdvisor Inc(b)	1,130,244
148,243	Twenty-First Century Fox Inc Class A	4,026,280
53,872	Twenty-First Century Fox Inc Class B	1,466,935
12,747	VeriSign Inc(a)(b)	1,113,578
511,476	Verizon Communications Inc(c)	23,640,421
43,852	Viacom Inc Class B	1,804,948
191,806	Walt Disney Co	20,154,974
110,081	Yahoo! Inc(b)	3,661,294
		295,028,860
Consumer, Cyclical — 10.31%
9,134	Advance Auto Parts Inc	1,374,758
78,775	American Airlines Group Inc	3,336,121
9,557	AutoNation Inc(b)	570,171
3,881	AutoZone Inc(b)	2,879,353
21,532	Bed Bath & Beyond Inc(b)	1,038,919
37,771	Best Buy Co Inc	1,150,127
28,043	BorgWarner Inc	1,212,299
26,858	CarMax Inc(b)	1,449,526
57,445	Carnival Corp	3,129,604
3,829	Chipotle Mexican Grill Inc(b)	1,837,346
34,474	Coach Inc	1,128,334
54,488	Costco Wholesale Corp	8,799,812
140,086	CVS Health Corp	13,696,208
14,465	Darden Restaurants Inc	920,553
35,754	Delphi Automotive PLC	3,065,190
100,109	Delta Air Lines Inc	5,074,525
37,119	Dollar General Corp	2,667,743
28,582	Dollar Tree Inc(b)	2,207,102
40,708	DR Horton Inc	1,303,877
35,837	Fastenal Co(a)	1,462,866
488,425	Ford Motor Co	6,881,908
6,120	Fossil Group Inc(a)(b)	223,747
15,204	GameStop Corp Class A(a)	426,320
30,404	Gap Inc(a)	750,979
178,145	General Motors Co	6,058,711
18,246	Genuine Parts Co	1,567,149
33,877	Goodyear Tire & Rubber Co	1,106,762
49,721	Hanesbrands Inc	1,463,289
25,794	Harley-Davidson Inc	1,170,790
8,880	Harman International Industries Inc	836,585
13,976	Hasbro Inc	941,423
159,663	Home Depot Inc(c)	21,115,432
83,326	Johnson Controls Inc	3,290,544
24,767	Kohl's Corp	1,179,652
31,877	L Brands Inc	3,054,454
17,181	Leggett & Platt Inc	721,946
21,613	Lennar Corp Class A(a)	1,057,092
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Cyclical — (continued)
116,396	Lowe's Cos Inc	$ 8,850,752
41,971	Macy's Inc	1,468,146
25,181	Marriott International Inc Class A(a)	1,688,134
42,005	Mattel Inc	1,141,276
115,953	McDonald's Corp	13,698,687
25,356	Michael Kors Holdings Ltd(b)	1,015,761
7,556	Mohawk Industries Inc(b)	1,431,031
32,351	Newell Rubbermaid Inc	1,426,032
170,293	NIKE Inc Class B	10,643,313
16,837	Nordstrom Inc(a)	838,651
12,321	O'Reilly Automotive Inc(b)	3,122,388
43,175	PACCAR Inc	2,046,495
41,939	PulteGroup Inc	747,353
9,630	PVH Corp	709,250
7,544	Ralph Lauren Corp	841,005
52,462	Ross Stores Inc	2,822,980
20,697	Royal Caribbean Cruises Ltd	2,094,743
10,002	Signet Jewelers Ltd	1,237,147
82,789	Southwest Airlines Co	3,564,894
75,513	Staples Inc	715,108
185,807	Starbucks Corp	11,153,994
22,463	Starwood Hotels & Resorts Worldwide Inc	1,556,237
77,843	Target Corp	5,652,180
13,798	Tiffany & Co	1,052,649
84,521	TJX Cos Inc	5,993,384
17,163	Tractor Supply Co	1,467,437
22,103	Under Armour Inc Class A(a)(b)	1,781,723
47,637	United Continental Holdings Inc(b)	2,729,600
12,948	Urban Outfitters Inc(b)	294,567
42,206	VF Corp	2,627,324
108,454	Walgreens Boots Alliance Inc	9,235,401
196,030	Wal-Mart Stores Inc	12,016,639
9,575	Whirlpool Corp	1,406,280
7,549	WW Grainger Inc(a)	1,529,352
14,943	Wyndham Worldwide Corp	1,085,609
9,915	Wynn Resorts Ltd(a)	686,019
54,708	Yum! Brands Inc	3,996,419
		234,519,177
Consumer, Non-Cyclical — 24.72%
187,387	Abbott Laboratories	8,415,550
205,989	AbbVie Inc	12,202,788
21,952	ADT Corp(a)	723,977
43,979	Aetna Inc	4,755,009
27,939	Alexion Pharmaceuticals Inc(b)	5,329,364
49,538	Allergan PLC(b)	15,480,625
246,414	Altria Group Inc	14,343,759
24,819	AmerisourceBergen Corp	2,573,979
94,439	Amgen Inc	15,330,283
33,036	Anthem Inc	4,606,540
76,602	Archer-Daniels-Midland Co	2,809,761
58,503	Automatic Data Processing Inc	4,956,374
11,862	Avery Dennison Corp	743,273
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
66,640	Baxalta Inc	$ 2,600,959
66,636	Baxter International Inc	2,542,163
26,473	Becton Dickinson & Co	4,079,225
27,855	Biogen Inc(b)	8,533,379
166,885	Boston Scientific Corp(b)	3,077,359
209,691	Bristol-Myers Squibb Co	14,424,644
13,071	Brown-Forman Corp Class B	1,297,689
21,676	Campbell Soup Co	1,139,074
41,329	Cardinal Health Inc	3,689,440
98,998	Celgene Corp(b)	11,856,000
13,899	Church & Dwight Co Inc	1,179,747
31,920	Cigna Corp	4,670,854
11,403	Cintas Corp	1,038,243
15,659	Clorox Co	1,986,031
492,001	Coca-Cola Co(c)	21,136,363
26,639	Coca-Cola Enterprises Inc	1,311,704
111,611	Colgate-Palmolive Co	7,435,525
53,552	ConAgra Foods Inc	2,257,752
21,334	Constellation Brands Inc Class A	3,038,815
9,619	CR Bard Inc	1,822,223
74,608	Danaher Corp	6,929,591
21,130	DaVita HealthCare Partners Inc(b)	1,472,972
17,582	DENTSPLY International Inc	1,069,865
24,627	Dr Pepper Snapple Group Inc	2,295,236
27,080	Edwards Lifesciences Corp(b)	2,138,778
122,302	Eli Lilly & Co	10,305,167
25,299	Endo International PLC(b)	1,548,805
14,614	Equifax Inc	1,627,561
28,283	Estee Lauder Cos Inc Class A	2,490,601
84,305	Express Scripts Holding Co(b)	7,369,100
73,849	General Mills Inc	4,258,133
181,625	Gilead Sciences Inc	18,378,634
30,778	H&R Block Inc	1,025,215
39,526	HCA Holdings Inc(b)	2,673,143
10,760	Henry Schein Inc(b)	1,702,124
18,238	Hershey Co	1,628,106
16,621	Hormel Foods Corp	1,314,389
18,612	Humana Inc	3,322,428
18,078	Illumina Inc(b)	3,469,982
4,692	Intuitive Surgical Inc(b)	2,562,583
14,948	JM Smucker Co	1,843,686
347,799	Johnson & Johnson(c)	35,725,913
31,252	Kellogg Co	2,258,582
15,214	Keurig Green Mountain Inc(a)	1,368,956
45,779	Kimberly-Clark Corp	5,827,667
74,076	Kraft Foods Group Inc	5,389,770
122,314	Kroger Co	5,116,395
12,234	Laboratory Corp of America Holdings(b)	1,512,612
14,057	Mallinckrodt PLC(b)	1,049,074
124,103	MasterCard Inc Class A	12,082,668
14,707	McCormick & Co Inc	1,258,331
33,846	McGraw Hill Financial Inc	3,336,539
28,901	McKesson Corp	5,700,144
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
24,527	Mead Johnson Nutrition Co Class A	$ 1,936,407
177,978	Medtronic PLC	13,690,068
351,697	Merck & Co Inc	18,576,636
19,384	Molson Coors Brewing Co Class B	1,820,545
202,118	Mondelez International Inc Class A	9,062,971
18,837	Monster Beverage Corp(b)	2,805,960
21,985	Moody's Corp	2,205,975
50,483	Mylan NV(b)	2,729,616
11,215	Patterson Cos Inc	507,030
137,402	PayPal Holdings Inc(b)	4,973,952
183,416	PepsiCo Inc	18,326,927
18,253	Perrigo Co PLC	2,641,209
775,862	Pfizer Inc(c)	25,044,825
194,724	Philip Morris International Inc	17,118,187
341,936	Procter & Gamble Co(c)	27,153,138
21,336	Quanta Services Inc(b)	432,054
18,711	Quest Diagnostics Inc	1,331,101
9,599	Regeneron Pharmaceuticals Inc(b)	5,211,009
103,200	Reynolds American Inc	4,762,680
17,701	Robert Half International Inc	834,425
34,835	St Jude Medical Inc	2,151,758
39,159	Stryker Corp	3,639,437
66,745	Sysco Corp	2,736,545
13,236	Tenet Healthcare Corp(b)	401,051
50,153	Thermo Fisher Scientific Inc	7,114,203
19,738	Total System Services Inc	982,952
36,317	Tyson Foods Inc Class A	1,936,786
12,319	United Rentals Inc(b)	893,620
119,804	UnitedHealth Group Inc	14,093,743
11,663	Universal Health Services Inc Class B	1,393,612
12,606	Varian Medical Systems Inc(b)	1,018,565
19,368	Verisk Analytics Inc Class A(b)	1,489,012
30,420	Vertex Pharmaceuticals Inc(b)	3,827,749
67,023	Western Union Co	1,200,382
45,552	Whole Foods Market Inc	1,525,992
21,406	Zimmer Biomet Holdings Inc	2,196,042
58,020	Zoetis Inc	2,780,318
		561,987,703
Diversified — 0.03%
38,036	Leucadia National Corp	661,446
Energy — 6.46%
62,621	Anadarko Petroleum Corp	3,042,128
45,878	Apache Corp	2,040,195
54,316	Baker Hughes Inc	2,506,683
51,526	Cabot Oil & Gas Corp	911,495
25,342	Cameron International Corp(b)	1,601,614
64,501	Chesapeake Energy Corp(a)	290,255
236,550	Chevron Corp(c)	21,280,038
Shares		Fair Value
Energy — (continued)
12,053	Cimarex Energy Co	$ 1,077,297
48,586	Columbia Pipeline Group Inc	971,720
155,159	ConocoPhillips	7,244,374
28,500	CONSOL Energy Inc(a)	225,150
48,834	Devon Energy Corp	1,562,688
8,030	Diamond Offshore Drilling Inc(a)	169,433
28,340	Ensco PLC Class A	436,153
69,064	EOG Resources Inc	4,889,041
18,402	EQT Corp	959,296
523,311	Exxon Mobil Corp(c)	40,792,093
8,762	First Solar Inc(a)(b)	578,204
28,840	FMC Technologies Inc(b)	836,648
107,507	Halliburton Co	3,659,538
13,336	Helmerich & Payne Inc(a)	714,143
31,592	Hess Corp	1,531,580
229,854	Kinder Morgan Inc	3,429,422
84,105	Marathon Oil Corp	1,058,882
68,696	Marathon Petroleum Corp	3,561,201
21,093	Murphy Oil Corp	473,538
48,398	National Oilwell Varco Inc	1,620,849
21,118	Newfield Exploration Co(b)	687,602
52,381	Noble Energy Inc	1,724,906
95,352	Occidental Petroleum Corp	6,446,749
24,796	ONEOK Inc	611,469
61,045	Phillips 66	4,993,481
18,502	Pioneer Natural Resources Co	2,319,781
20,109	Range Resources Corp(a)	494,883
158,608	Schlumberger Ltd	11,062,908
48,958	Southwestern Energy Co(a)(b)	348,091
82,386	Spectra Energy Corp	1,972,321
16,139	Tesoro Corp	1,700,566
39,660	Transocean Ltd(a)	490,991
61,137	Valero Energy Corp	4,322,997
84,186	Williams Cos Inc	2,163,580
		146,803,983
Financial — 16.90%
40,600	Ace Ltd	4,744,110
6,859	Affiliated Managers Group Inc(b)	1,095,794
55,183	Aflac Inc	3,305,462
50,398	Allstate Corp	3,129,212
105,511	American Express Co	7,338,290
156,818	American International Group Inc	9,718,011
53,101	American Tower Corp REIT	5,148,142
22,487	Ameriprise Financial Inc	2,393,067
34,693	Aon PLC	3,199,042
20,322	Apartment Investment & Management Co REIT Class A	813,490
8,690	Assurant Inc	699,893
17,179	AvalonBay Communities Inc REIT	3,163,169
1,310,637	Bank of America Corp(c)	22,058,021
138,013	Bank of New York Mellon Corp	5,688,896
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Financial — (continued)
96,912	BB&T Corp	$ 3,664,243
235,468	Berkshire Hathaway Inc Class B(b)(c)	31,091,195
15,884	BlackRock Inc Class A	5,408,820
18,916	Boston Properties Inc REIT	2,412,547
68,203	Capital One Financial Corp	4,922,893
35,905	CBRE Group Inc Class A(b)	1,241,595
148,731	Charles Schwab Corp	4,897,712
28,730	Chubb Corp	3,810,747
17,572	Cincinnati Financial Corp	1,039,735
376,464	Citigroup Inc	19,482,012
41,735	CME Group Inc	3,781,191
22,844	Comerica Inc	955,565
42,125	Crown Castle International Corp REIT	3,641,706
55,392	Discover Financial Services	2,970,119
35,644	E*TRADE Financial Corp(b)	1,056,488
7,775	Equinix Inc REIT	2,351,160
44,687	Equity Residential REIT	3,646,012
8,322	Essex Property Trust Inc REIT	1,992,370
104,125	Fifth Third Bancorp	2,092,912
49,366	Franklin Resources Inc	1,817,656
73,697	General Growth Properties Inc REIT	2,005,295
50,025	Goldman Sachs Group Inc	9,016,006
52,281	Hartford Financial Services Group Inc	2,272,132
57,141	HCP Inc REIT	2,185,072
91,822	Host Hotels & Resorts Inc REIT	1,408,549
106,252	Huntington Bancshares Inc	1,175,147
14,933	Intercontinental Exchange Inc	3,826,731
54,423	Invesco Ltd	1,822,082
22,565	Iron Mountain Inc REIT	609,481
463,453	JPMorgan Chase & Co(c)	30,601,802
102,382	KeyCorp	1,350,419
48,534	Kimco Realty Corp REIT	1,284,210
12,867	Legg Mason Inc	504,772
30,929	Lincoln National Corp	1,554,492
35,815	Loews Corp	1,375,296
21,006	M&T Bank Corp	2,545,507
16,927	Macerich Co REIT	1,365,840
66,014	Marsh & McLennan Cos Inc	3,660,476
139,538	MetLife Inc	6,727,127
190,805	Morgan Stanley	6,069,507
13,267	NASDAQ OMX Group Inc	771,741
52,839	Navient Corp	605,007
27,489	Northern Trust Corp	1,981,682
41,260	People's United Financial Inc(a)	666,349
21,889	Plum Creek Timber Co Inc REIT	1,044,543
64,581	PNC Financial Services Group Inc	6,155,215
34,854	Principal Financial Group Inc	1,567,733
72,495	Progressive Corp	2,305,341
64,903	Prologis Inc REIT	2,785,637
57,223	Prudential Financial Inc	4,658,524
18,282	Public Storage REIT	4,528,451
Shares		Fair Value
Financial — (continued)
31,276	Realty Income Corp REIT	$ 1,614,780
172,265	Regions Financial Corp	1,653,744
38,489	Simon Property Group Inc REIT	7,483,801
12,241	SL Green Realty Corp REIT	1,382,988
51,062	State Street Corp	3,388,474
63,443	SunTrust Banks Inc	2,717,898
104,060	Synchrony Financial(b)	3,164,465
31,872	T Rowe Price Group Inc	2,278,529
14,899	Torchmark Corp	851,627
39,132	Travelers Cos Inc Class A	4,416,437
29,912	Unum Group	995,770
208,904	US Bancorp	8,913,934
40,419	Ventas Inc REIT	2,280,844
244,677	Visa Inc Class A	18,974,701
21,721	Vornado Realty Trust REIT	2,171,231
584,777	Wells Fargo & Co(c)	31,788,478
43,280	Welltower Inc REIT	2,944,338
65,277	Weyerhaeuser Co REIT	1,957,004
38,858	XL Group PLC	1,522,456
23,318	Zions Bancorporation	636,581
		384,339,523
Industrial — 9.30%
77,567	3M Co	11,684,693
41,179	Agilent Technologies Inc	1,721,694
11,301	Allegion PLC	744,962
29,748	AMETEK Inc	1,594,195
39,082	Amphenol Corp Class A	2,041,253
17,245	Ball Corp	1,254,229
79,394	Boeing Co	11,479,578
73,653	Caterpillar Inc	5,005,458
17,525	CH Robinson Worldwide Inc	1,086,901
154,253	Corning Inc	2,819,745
124,513	CSX Corp	3,231,112
20,700	Cummins Inc	1,821,807
39,520	Deere & Co(a)	3,014,190
20,935	Dover Corp	1,283,525
59,047	Eaton Corp PLC	3,072,806
83,417	Emerson Electric Co	3,989,835
25,149	Expeditors International of Washington Inc	1,134,220
32,995	FedEx Corp	4,915,925
17,737	FLIR Systems Inc	497,878
17,560	Flowserve Corp	738,925
20,078	Fluor Corp	948,083
14,791	Garmin Ltd(a)	549,781
38,153	General Dynamics Corp	5,240,696
1,186,294	General Electric Co(c)	36,953,058
15,936	Harris Corp	1,384,838
97,319	Honeywell International Inc	10,079,329
42,226	Illinois Tool Works Inc	3,913,506
31,900	Ingersoll-Rand PLC Class A(b)	1,763,751
16,023	Jacobs Engineering Group Inc(b)	672,165
11,481	JB Hunt Transport Services Inc	842,246
13,524	Kansas City Southern	1,009,837
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Industrial — (continued)
10,603	L-3 Communications Holdings Inc	$ 1,267,165
33,105	Lockheed Martin Corp	7,188,751
8,247	Martin Marietta Materials Inc	1,126,375
42,506	Masco Corp	1,202,920
38,032	Norfolk Southern Corp	3,217,127
23,050	Northrop Grumman Corp	4,352,070
19,931	Owens-Illinois Inc(b)	347,198
17,427	Parker-Hannifin Corp	1,690,070
22,432	Pentair PLC	1,111,057
13,777	PerkinElmer Inc	738,034
17,287	Precision Castparts Corp	4,010,757
37,721	Raytheon Co	4,697,396
31,653	Republic Services Inc	1,392,416
17,026	Rockwell Automation Inc	1,747,038
15,925	Rockwell Collins Inc(a)	1,469,878
12,338	Roper Technologies Inc	2,341,629
6,272	Ryder System Inc	356,438
26,114	Sealed Air Corp	1,164,684
6,861	Snap-on Inc	1,176,181
19,648	Stanley Black & Decker Inc	2,097,031
10,144	Stericycle Inc(b)	1,223,366
49,500	TE Connectivity Ltd	3,198,195
33,212	Textron Inc	1,395,236
52,637	Tyco International PLC	1,678,594
108,592	Union Pacific Corp	8,491,894
87,064	United Parcel Service Inc Class B	8,378,169
102,921	United Technologies Corp	9,887,620
16,488	Vulcan Materials Co	1,565,865
52,823	Waste Management Inc	2,819,164
10,649	Waters Corp(b)	1,433,142
32,498	Westrock Co	1,482,559
21,527	Xylem Inc	785,736
		211,523,976
Technology — 13.00%
78,176	Accenture PLC Class A	8,169,392
62,486	Activision Blizzard Inc	2,418,833
62,680	Adobe Systems Inc(b)	5,888,159
22,090	Akamai Technologies Inc(b)	1,162,597
38,804	Analog Devices Inc	2,146,637
701,652	Apple Inc(c)	73,855,890
146,036	Applied Materials Inc	2,726,492
27,719	Autodesk Inc(b)	1,688,919
32,946	Avago Technologies Ltd	4,782,112
69,458	Broadcom Corp Class A	4,016,062
40,893	CA Inc	1,167,904
37,545	Cerner Corp(b)	2,259,083
20,474	Citrix Systems Inc(b)	1,548,858
75,834	Cognizant Technology Solutions Corp Class A(b)	4,551,557
18,086	CSRA Inc	542,580
4,607	Dun & Bradstreet Corp	478,805
37,838	Electronic Arts Inc(b)	2,600,227
242,421	EMC Corp	6,225,371
35,890	Fidelity National Information Services Inc	2,174,934
29,524	Fiserv Inc(b)	2,700,265
Shares		Fair Value
Technology — (continued)
226,945	Hewlett Packard Enterprise Co	$ 3,449,564
226,959	HP Inc	2,687,195
593,355	Intel Corp	20,441,080
112,853	International Business Machines Corp	15,530,830
33,555	Intuit Inc	3,238,057
21,173	KLA-Tencor Corp	1,468,348
18,824	Lam Research Corp(a)	1,495,002
29,167	Linear Technology Corp	1,238,722
25,988	Microchip Technology Inc(a)	1,209,482
133,797	Micron Technology Inc(b)	1,894,566
1,004,171	Microsoft Corp(c)	55,711,407
40,042	NetApp Inc	1,062,314
61,709	NVIDIA Corp	2,033,929
405,215	Oracle Corp	14,802,504
39,720	Paychex Inc	2,100,791
24,025	Pitney Bowes Inc	496,116
18,635	Qorvo Inc(b)	948,521
190,592	QUALCOMM Inc	9,526,741
23,009	Red Hat Inc(b)	1,905,375
77,324	Salesforce.com Inc(b)	6,062,202
25,812	SanDisk Corp	1,961,454
38,180	Seagate Technology PLC	1,399,679
23,589	Skyworks Solutions Inc	1,812,343
17,500	Teradata Corp(b)	462,350
127,988	Texas Instruments Inc	7,015,022
28,563	Western Digital Corp	1,715,208
126,999	Xerox Corp	1,349,999
33,133	Xilinx Inc	1,556,257
		295,679,735
Utilities — 2.91%
81,354	AES Corp	778,558
15,072	AGL Resources Inc	961,744
29,766	Ameren Corp	1,286,784
61,652	American Electric Power Co Inc	3,592,462
52,250	CenterPoint Energy Inc	959,310
34,752	CMS Energy Corp	1,253,852
35,755	Consolidated Edison Inc	2,297,974
73,881	Dominion Resources Inc	4,997,311
21,843	DTE Energy Co	1,751,590
86,277	Duke Energy Corp	6,159,315
39,837	Edison International	2,358,749
22,058	Entergy Corp	1,507,885
38,748	Eversource Energy	1,978,860
115,295	Exelon Corp	3,201,742
51,034	FirstEnergy Corp	1,619,309
57,083	NextEra Energy Inc	5,930,353
37,633	NiSource Inc	734,220
41,587	NRG Energy Inc	489,479
28,880	Pepco Holdings Inc	751,169
60,825	PG&E Corp	3,235,282
13,832	Pinnacle West Capital Corp	891,887
82,205	PPL Corp	2,805,657
63,020	Public Service Enterprise Group Inc	2,438,244
17,653	SCANA Corp	1,067,830
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Shares		Fair Value
Utilities — (continued)
29,616	Sempra Energy	$ 2,784,200
112,431	Southern Co	5,260,646
28,855	TECO Energy Inc	768,986
39,218	WEC Energy Group Inc	2,012,276
63,722	Xcel Energy Inc	2,288,257
		66,163,931
TOTAL COMMON STOCK — 99.01% (Cost $1,554,619,969)		$ 2,251,357,095
Principal Amount
SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 0.44%
$10,000,000	International Bank for Reconstruction & Development 0.15%, 01/11/2016	9,999,583
U.S. Government Agency Bonds and Notes — 1.10%
	Federal Home Loan Bank
10,175,000	0.03%, 01/04/2016	10,174,975
15,000,000	0.12%, 01/22/2016	14,998,950
		25,173,925
U.S. Treasury Bonds and Notes — 0.14%
	U.S. Treasury Bills(d)
1,100,000	0.03%, 02/25/2016	1,099,945
2,050,000	0.15%, 03/17/2016	2,049,366
		3,149,311
Repurchase Agreements — 1.01%
5,445,116	Undivided interest of 10.04% in a repurchase agreement (principal amount/value $54,264,694 with a maturity value of $54,266,623) with Scotia Capital (USA) Inc, 0.32%, dated 12/31/15 to be repurchased at $5,445,116 on 1/4/16 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.25%, 2/29/16 - 6/20/61, with a value of $55,351,959.(e)	5,445,116
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$5,445,117	Undivided interest of 6.66% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,824,525) with HSBC Securities (USA) Inc, 0.28%, dated 12/31/15 to be repurchased at $5,445,117 on 1/4/16 collateralized by U.S. Treasury securities and Federal National Mortgage Association securities, 0.00% - 7.25%, 1/15/16 - 11/15/43, with a value of $83,458,653.(e)
		$ 5,445,117
5,445,117	Undivided interest of 6.66% in a repurchase agreement (principal amount/value $81,821,979 with a maturity value of $81,825,070) with Citigroup Global Markets Inc, 0.34%, dated 12/31/15 to be repurchased at $5,445,117 on 1/4/16 collateralized by various U.S. Government Agency securities, 0.00% - 11.50%, 1/15/16 - 4/1/51, with a value of $83,458,416.(e)	5,445,117
1,146,156	Undivided interest of 8.73% in a repurchase agreement (principal amount/value $13,129,740 with a maturity value of $13,130,163) with BNP Paribas Securities Corp, 0.29%, dated 12/31/15 to be repurchased at $1,146,156 on 1/4/16 collateralized by U.S. Treasury securities, 0.00% - 5.38%, 1/31/16 - 11/15/43, with a value of $13,392,335.(e)	1,146,156
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Schedule of Investments
As of December 31, 2015
Principal Amount	Fair Value
Repurchase Agreements — (continued)
$5,445,117	Undivided interest of 9.25% in a repurchase agreement (principal amount/value $58,898,404 with a maturity value of $58,900,302) with ING Financial Markets LLC, 0.29%, dated 12/31/15 to be repurchased at $5,445,117 on 1/4/16 collateralized by various U.S. Government Agency securities, 1.98% - 5.57%, 4/1/20 - 9/1/45, with a value of $60,076,443.(e)
$ 5,445,117
22,926,623
SHORT TERM INVESTMENTS — 2.69% (Cost $61,249,442)	$ 61,249,442
TOTAL INVESTMENTS — 101.70% (Cost $1,615,869,411)	$ 2,312,606,537
OTHER ASSETS & LIABILITIES, NET — (1.70)%	$ (38,726,335)
TOTAL NET ASSETS — 100.00%	$ 2,273,880,202
(a)	All or a portion of the security is on loan at December 31, 2015.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(e)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2015, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Appreciation
S&P 500® Emini Long Futures	398	USD	$40,504,460	March 2016	$95,380
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2015
Great-West S&P 500® Index Fund
ASSETS:
Investments in securities, fair value (including $22,338,527 of securities on loan)(a)	$2,289,679,914
Repurchase agreements, fair value(b)	22,926,623
Cash	593,743
Subscriptions receivable	4,006,129
Dividends receivable	2,984,631
Total Assets	2,320,191,040
LIABILITIES:
Payable to investment adviser	484,982
Payable for administrative services fees	418,559
Payable upon return of securities loaned	22,926,623
Redemptions payable	21,720,020
Payable for investments purchased	364,391
Payable for distribution fees	17,713
Variation margin on futures contracts	378,550
Total Liabilities	46,310,838
NET ASSETS	$2,273,880,202
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$17,436,862
Paid-in capital in excess of par	1,557,759,247
Net unrealized appreciation	696,832,506
Accumulated net realized gain	1,851,587
NET ASSETS	$2,273,880,202
NET ASSETS BY CLASS
Initial Class	$1,309,028,527
Class L	$91,235,057
Institutional Class	$873,616,618
CAPITAL STOCK:
Authorized
Initial Class	140,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	74,513,166
Class L	6,458,550
Institutional Class	93,396,904
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$17.57
Class L	$14.13
Institutional Class	$9.35
(a) Cost of investments	$1,592,942,788
(b) Cost of repurchase agreements	$22,926,623
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2015
Great-West S&P 500® Index Fund
INVESTMENT INCOME:
Interest	$13,471
Income from securities lending	139,691
Dividends	48,302,139
Foreign withholding tax	(3,428)
Total Income	48,451,873
EXPENSES:
Management fees	8,351,171
Administrative services fees – Initial Class	3,196,563
Administrative services fees – Class L	134,349
Distribution fees – Class L	131,015
Total Expenses	11,813,098
NET INVESTMENT INCOME	36,638,775
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	64,530,852
Net realized loss on futures contracts	(88,100)
Net Realized Gain	64,442,752
Net change in unrealized depreciation on investments	(83,248,044)
Net change in unrealized appreciation on futures contracts	73,826
Net Change in Unrealized Depreciation	(83,174,218)
Net Realized and Unrealized Loss	(18,731,466)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,907,309
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2015 and 2014
Great-West S&P 500® Index Fund	2015	2014
OPERATIONS:
Net investment income	$36,638,775	$28,596,211
Net realized gain	64,442,752	32,256,692
Net change in unrealized appreciation (depreciation)	(83,174,218)	194,186,768
Net Increase in Net Assets Resulting from Operations	17,907,309	255,039,671
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(16,613,544)	(31,164,892)
Class L	(1,072,663)	(638,085)
Institutional Class	(21,942,104)	N/A
From net investment income	(39,628,311)	(31,802,977)
From net realized gains
Initial Class	(27,963,864)	(24,807,251)
Class L	(2,051,143)	(472,575)
Institutional Class	(30,076,288)	N/A
From net realized gains	(60,091,295)	(25,279,826)
Total Distributions	(99,719,606)	(57,082,803)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	689,741,346	743,560,252
Class L	76,300,791	33,101,350
Institutional Class	1,038,900,877	N/A
Shares issued in reinvestment of distributions
Initial Class	44,577,408	55,972,143
Class L	3,123,806	1,110,660
Institutional Class	52,018,392	N/A
Shares redeemed
Initial Class	(1,558,459,746)	(645,766,845)
Class L	(24,921,151)	(7,871,418)
Institutional Class	(159,219,998)	N/A
Net Increase in Net Assets Resulting from Capital Share Transactions	162,061,725	180,106,142
Total Increase in Net Assets	80,249,428	378,063,010
NET ASSETS:
Beginning of year	2,193,630,774	1,815,567,764
End of year	$2,273,880,202	$2,193,630,774
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	38,095,374	43,524,328
Class L	5,221,791	2,320,775
Institutional Class	104,360,663	N/A
Shares issued in reinvestment of distributions
Initial Class	2,504,742	3,104,504
Class L	217,850	75,318
Institutional Class	5,444,713	N/A
Shares redeemed
Initial Class	(85,554,538)	(37,299,500)
Class L	(1,692,066)	(550,823)
Institutional Class	(16,408,472)	N/A
Net Increase	52,190,057	11,174,602
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return(a)
Initial Class
12/31/2015	$18.03	0.27 (b)	(0.13)	0.14	-	(0.22)	(0.38)	(0.60)	$17.57	0.75%
12/31/2014	$16.38	0.24 (b)	1.89	2.13	-	(0.27)	(0.21)	(0.48)	$18.03	13.00%
12/31/2013	$12.75	0.22 (b)	3.79	4.01	-	(0.28)	(0.10)	(0.38)	$16.38	31.62%
12/31/2012	$11.34	0.21 (b)	1.53	1.74	-	(0.20)	(0.13)	(0.33)	$12.75	15.42%
12/31/2011	$11.41	0.19	(0.02)	0.17	-	(0.19)	(0.05)	(0.24)	$11.34	1.50%
Class L
12/31/2015	$14.63	0.19 (b)	(0.11)	0.08	-	(0.22)	(0.36)	(0.58)	$14.13	0.50%
12/31/2014	$13.43	0.17 (b)	1.54	1.71	-	(0.30)	(0.21)	(0.51)	$14.63	12.74%
12/31/2013	$10.55	0.15 (b)	3.13	3.28	-	(0.30)	(0.10)	(0.40)	$13.43	31.28%
12/31/2012	$ 9.52	0.17 (b)	1.27	1.44	-	(0.28)	(0.13)	(0.41)	$10.55	15.16%
12/31/2011 (c)	$10.00	0.25	(0.45)	(0.20)	-	(0.25)	(0.03)	(0.28)	$ 9.52	(1.95%) (d)
Institutional Class
12/31/2015 (e)	$10.00	0.13 (b)	(0.21)	(0.08)	-	(0.24)	(0.33)	(0.57)	$ 9.35	(0.77%) (d)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2015	$1,309,029	0.60%	0.60%	N/A	1.47%	10%
12/31/2014	$2,153,976	0.60%	0.60%	N/A	1.42%	5%
12/31/2013	$1,803,943	0.60%	0.60%	1.49%	1.49%	4%
12/31/2012	$1,268,188	0.60%	0.60%	1.70%	1.70%	6%
12/31/2011	$ 938,707	0.60%	0.60%	1.47%	1.47%	9%
Class L
12/31/2015	$ 91,235	0.85%	0.85%	N/A	1.27%	10%
12/31/2014	$ 39,654	0.85%	0.85%	N/A	1.19%	5%
12/31/2013	$ 11,625	0.85%	0.85%	1.24%	1.24%	4%
12/31/2012	$ 3,909	0.85%	0.85%	1.58%	1.58%	6%
12/31/2011 (c)	$ 540	0.86% (g)	0.84% (g)	1.69% (g)	1.70% (g)	9%
Institutional Class
12/31/2015 (e)	$ 873,617	0.25% (g)	0.25% (g)	N/A	1.97% (g)	10%
(a)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Class L inception date was July 29, 2011.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2015

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P 500® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-three funds. Interests in the Great-West S&P 500® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Annual Report - December 31, 2015

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock
Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2015, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the year.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 2,251,357,095	$ —	$ —	$ 2,251,357,095
Short Term Investments	—	61,249,442	—	61,249,442
Total investments, at fair value:	2,251,357,095	61,249,442	0	2,312,606,537
Other Financial Investments:
Futures Contracts(a)	95,380	—	—	95,380
Total Assets	$ 2,251,452,475	$ 61,249,442	$ 0	$ 2,312,701,917
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2015

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2015 and 2014 were as follows:
	2015	2014
Ordinary income	$38,624,020	$31,316,911
Long-term capital gain	61,095,586	25,765,892
	$99,719,606	$57,082,803
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2015. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
$-	$2,989,536	$(2,989,536)

Annual Report - December 31, 2015

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2015, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	13,256,544
Capital loss carryforwards	—
Post-October losses	(196,630)
Net unrealized appreciation	685,624,179
Tax composition of capital	$698,684,093
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(196,630)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2015 were as follows:
Federal tax cost of investments	$1,626,982,358
Gross unrealized appreciation on investments	796,509,341
Gross unrealized depreciation on investments	(110,885,162)
Net unrealized appreciation on investments	$685,624,179
Application of Recent Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Annual Report - December 31, 2015

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 419 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2015 is as follows:
Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$95,380 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2015 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(88,100)	Net change in unrealized appreciation on futures contracts	$73,826
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

Annual Report - December 31, 2015

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-three funds for which they serve as directors was $296,250 for the year ended December 31, 2015.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $304,072,591 and $219,232,846, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2015 the Fund had securities on loan valued at $22,338,527 and received collateral as reported on the Statement of Assets and Liabilities of $22,926,623 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2015, 100% of the collateral pledged by the Fund under the securities lending agreement was classified as common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  LEGAL PROCEEDINGS
Several lawsuits have been filed relating to the Fund's previous investments in Tribune Company in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The lawsuits stem from a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. On December 7, 2010, Great-West Funds was named as a defendant and putative member of the proposed defendant class of shareholders in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware. On September 20, 2011, Great-West Funds was named as a defendant and a putative defendant class member in a lawsuit filed by the indenture trustees of certain note holders of Tribune Company in the U.S. District Court for the District of Colorado. These lawsuits have been consolidated with others into actions pending in the U.S. District Court for the Southern District of New York and the United States Court of Appeals for the Second Circuit. The Fund has been named as a defendant in these actions. The plaintiffs in these lawsuits seek to recover amounts paid to Tribune shareholders in connection with the leveraged buyout, plus interest and attorneys’ fees and expenses.

Annual Report - December 31, 2015

Management cannot predict the outcome of these lawsuits. The lawsuits allege no misconduct by Great-West Funds or the Fund, and Great-West Funds and the Fund intend to vigorously defend themselves in the lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have an adverse effect on the Fund’s net asset value. The value of the proceeds received by the Fund in connection with the leveraged buyout is approximately $170,136.

Annual Report - December 31, 2015

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities of the Great-West S&P 500® Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc., including the schedule of investments, as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West S&P 500® Index Fund as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 26, 2016

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2015, 100% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Managing Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp
Donna L. Lynne 8515 East Orchard Road, Greenwood Village, CO 80111 1953	Independent Director	Since 2014	Executive Vice President and Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals; President, Kaiser Foundation Health Plan of Colorado; formerly, Group President, Kaiser Foundation Health Plan, Inc. and Kaiser Foundation Hospitals	63	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	63	Director, Guaranty Bancorp

Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Robert K. Shaw 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman	Since 2014 (as Director) Since 2015 (as Chairman)	President, Individual Markets, GWL&A and GWL&A of NY; Director and Executive Vice President, GWFS; Manager, Chairman, President and Chief Executive Officer, GWCM	63	N/A
Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Compliance Officer	Since 2004 (as Chief Compliance Officer)	Deputy General Counsel and Chief Compliance Officer, GWL&A and GWL&A of NY; Senior Vice President, Legal & Chief Compliance Officer, AAG, FASCore, and GWFS; Chief Compliance Officer, The Great-West Life Assurance Company, U.S. Operations, The Canada Life Assurance Company, formerly, Senior Vice President, Legal & Secretary, GWCM and Great-West Funds	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and Great-West Trust Company, LLC (“GWTC”)	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A and GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President & Assistant Secretary, GWCM	N/A	N/A

Officers
Name, Address, and Year of Birth	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Senior Vice President & Managing Director	Since 2012 (as Managing Director) Since 2014 (as Senior Vice President)	Senior Vice President, Product Management, GWL&A and GWL&A of NY; Manager, Senior Vice President and Managing Director, GWCM; Manager, Chairman, President and Chief Executive Officer, AAG	N/A	N/A
Edmund F. Murphy III 8515 East Orchard Road, Greenwood Village, CO 80111 1962	President and Chief Executive Officer	Since 2015	President, Empower Retirement, GWL&A and GWL&A of NY; Director, GWFS Equities, Inc; Chairman, President & Chief Executive Officer, GWFS; formerly, Head of Defined Contribution at Putnam Investments	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 1981	Assistant Secretary & Counsel	Since 2015	Counsel, Products, GWL&A; Assistant Secretary & Counsel, GWCM and GWTC	N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Vice President & Associate Chief Compliance Officer	Since 2011 (as Associate Chief Compliance Officer) Since 2014 (as Assistant Vice President)	Assistant General Counsel & Associate Chief Compliance Officer GWL&A; Assistant Vice President and Associate Chief Compliance Officer, GWCM, GWFS and AAG	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.
*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)	As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.
(c)	During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(f)	Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Ms. Donna Lynne is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $770,000 for fiscal year 2014 and $820,000 for fiscal year 2015.
(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $100,000 for fiscal year 2014 and $90,000 for fiscal year 2015. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2014 and $0 for fiscal year 2015.
(d)	All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(e)	(2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f)	Not Applicable.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2014 equaled $1,625,800 and for fiscal year 2015 equaled $745,000.
(h)	The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)	(1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	February 25, 2016

By:	/s/ Mary C. Maiers
Mary C. Maiers
Chief Financial Officer & Treasurer

Date:	February 25, 2016